Change in Standards, Interpretations and Accounting Policies - Schedule of Carrying Amount of Financial Assets and their Measurement Category Under IAS 39 and the New Model Under IFRS 9 (Details) - CAD ($)
$ in Thousands
12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Cash and Cash Equivalents | IAS 39
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category		FVPL
Carrying amount		$ 23,166
Cash and Cash Equivalents | IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category	Amortized cost
Carrying amount	$ 23,166
Trade Receivables | IAS 39
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category		Amortized cost
Carrying amount		$ 1,796
Trade Receivables | IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category	Amortized cost
Carrying amount	$ 1,796
Other Receivables | IAS 39
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category		Amortized cost
Carrying amount		$ 397
Other Receivables | IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category	Amortized cost
Carrying amount	$ 397
Restricted Cash | IAS 39
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category		FVPL
Carrying amount		$ 226
Restricted Cash | IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category	Amortized cost
Carrying amount	$ 226
Long-term Receivables | IAS 39
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category		Amortized cost
Carrying amount		$ 1,856
Long-term Receivables | IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category	Amortized cost
Carrying amount	$ 1,856
Equity Investments | IAS 39
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category		Cost
Carrying amount		$ 1,228
Equity Investments | IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category	FVPL
Carrying amount	$ 1,228
Convertible Debt | IAS 39
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category		Cost
Carrying amount		$ 87
Convertible Debt | IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Measurement category	FVPL
Carrying amount	$ 87